10. Shares Issued for Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Shares Issued For Compensation
Shares Issued for Compensation

Note 14 – Shares to be issued, common shares

The Company entered into consulting agreement  with two consulting firms. The agreements with the firms included payments in terms of cash and shares on monthly basis. Expenses incurred but not yet paid in shares as of June 30, 2019 and December 31, 2018 amounted to $23,491 and $72,000, respectively. A portion of the service fees incurred can be paid with common stock. The amount of common stock to be issued is calculated using market price on the sixth day of the month in which the services were rendered.

Note 10 – Shares Issued for Compensation

The Company entered agreements with third party consultant and issued 262,691 shares for services rendered amounted to $497,377 for the year ended December 31, 2018. In addition, the Company has incurred services fee of $72,000 for the year ended December 31, 2018, which the Company will issue stock as compensation for service rendered.